19. Employee benefits (post-employment) (Detail 5) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		$ (714)	$ 3,209	$ 3,275
Fair value of plan assets		(701)	(1,123)	(1,257)
Obligations with contribution for the revision of the lump sum death benefit	$ 414
Net expenses for the year		889	(1,371)	(1,401)
Petros Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		589
Fair value of plan assets		(505)
Obligations with contribution for the revision of the lump sum death benefit		315
Net expenses for the year		399
Petros Non-renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		190
Fair value of plan assets		(150)
Obligations with contribution for the revision of the lump sum death benefit		99
Net expenses for the year		139
Pension plans petros 2[Member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		176
Fair value of plan assets		(45)
Obligations with contribution for the revision of the lump sum death benefit
Net expenses for the year		131
Medical plan AMS [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		(1,672)
Fair value of plan assets
Obligations with contribution for the revision of the lump sum death benefit
Net expenses for the year		(1,672)
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations		3
Fair value of plan assets		(1)
Obligations with contribution for the revision of the lump sum death benefit
Net expenses for the year		2
Pension plans petros 2 [member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations with contribution for the revision of the lump sum death benefit
Medical plan AMS [member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations with contribution for the revision of the lump sum death benefit
Related to active employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		(83)	715	617
Related to active employees [member] | Petros Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		66
Related to active employees [member] | Petros Non-renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		15
Related to active employees [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year
Related to active employees [member] | Pension plans petros 2 [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		112
Related to active employees [member] | Medical plan AMS [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		(276)
Related to retired employees [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		(918)	$ 1,371	$ 1,401
Related to retired employees [member] | Petros Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		333
Related to retired employees [member] | Petros Non-renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		124
Related to retired employees [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		2
Related to retired employees [member] | Pension plans petros 2 [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		19
Related to retired employees [member] | Medical plan AMS [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expenses for the year		$ (1,396)